UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada			89169-0925
(Address of principal executive offices)			(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is as follows:

The Thirty-Eight Hundred Fund, LLC

Semi-Annual Report

May 31, 2012

(unaudited)

The Thirty-Eight Hundred Fund, LLC

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

May 31, 2012 (unaudited)

	Principal
Description	Amount	Value
LONG-TERM INVESTMENTS— 97.3%
RESIDENTIAL MORTGAGE-BACKED SECURITIES-AGENCY-7.1%
Federal National Mortgage Association (Fannie Mae) (a)
Pool #898832, 5.50%, 11/01/36	$4,858,068	$5,305,516
Pool #256513, 5.50%, 12/01/36	8,113,740	8,861,050
Pool #922039, 5.50%, 2/01/37	8,250,696	9,000,306
Pool #916976, 5.50%, 4/01/37	7,789,856	8,497,596
Pool #256799, 5.50%, 7/01/37	7,108,343	7,754,166
Pool #936523, 5.50%, 7/01/37	9,696,557	10,577,530
Pool #888638, 5.50%, 9/01/37	4,624,361	5,044,503
Pool #966544, 5.50%, 10/01/37	2,114,148	2,306,227
Pool #947985, 5.50%, 11/01/37	14,189,006	15,478,136
Pool #953397, 5.50%, 11/01/37	7,963,772	8,687,314
Pool #966312, 5.50%, 11/01/37	79,565	86,793
Pool #954918, 5.50%, 12/01/37	2,927,671	3,193,662
Pool #956968, 5.50%, 12/01/37	4,620,163	5,039,924
Pool #959005, 5.50%, 12/01/37	2,680,151	2,923,654
Pool #960376, 5.50%, 12/01/37	8,164,117	8,905,861
Pool #960392, 5.50%, 12/01/37	6,809,557	7,428,234
Pool #965506, 5.50%, 12/01/37	2,913,788	3,178,518
Pool #966418, 5.50%, 12/01/37	4,827,641	5,266,252
Pool #966422, 5.50%, 12/01/37	2,343,074	2,555,952
Pool #967277, 5.50%, 12/01/37	5,150,592	5,618,545
Pool #933343, 5.50%, 1/01/38	2,254,176	2,458,977
Pool #953590, 5.50%, 1/01/38	8,081,812	8,816,079
Pool #954243, 5.50%, 1/01/38	2,735,672	2,984,219
Pool #956507, 5.50%, 1/01/38	2,379,048	2,595,194
Pool #956844, 5.50%, 1/01/38	1,661,529	1,812,486
Pool #956846, 5.50%, 1/01/38	12,614,652	13,760,746
Pool #956847, 5.50%, 1/01/38	5,637,774	6,149,990
Pool #960427, 5.50%, 1/01/38	8,948,435	9,761,438
Pool #960482, 5.50%, 1/01/38	10,501,216	11,455,295
Pool #960511, 5.50%, 1/01/38	16,523,651	18,024,894
Pool #960550, 5.50%, 1/01/38	8,187,944	8,931,853
Pool #960569, 5.50%, 1/01/38	5,919,283	6,457,075
Pool #960718, 5.50%, 1/01/38	12,066,329	13,162,605
Pool #960757, 5.50%, 1/01/38	1,996,686	2,178,093
Pool #961311, 5.50%, 1/01/38	7,874,753	8,590,207
Pool #961347, 5.50%, 1/01/38	15,247,129	16,632,394
Pool #965620, 5.50%, 1/01/38	2,011,203	2,193,929
Pool #966745, 5.50%, 1/01/38	2,109,774	2,301,456
Pool #966758, 5.50%, 1/01/38	1,463,493	1,596,457
Pool #966764, 5.50%, 1/01/38	2,307,396	2,517,033
Pool #967040, 5.50%, 1/01/38	4,865,996	5,308,092
Pool #967985, 5.50%, 1/01/38	2,494,580	2,721,223
Pool #961426, 5.50%, 2/01/38	12,458,060	13,589,926
Pool #961456, 5.50%, 2/01/38	5,197,126	5,669,307
Pool #961491, 5.50%, 2/01/38	11,550,155	12,599,535
Pool #961529, 5.50%, 2/01/38	9,287,636	10,131,457
Pool #961632, 5.50%, 2/01/38	2,174,862	2,372,458
Pool #961691, 5.50%, 2/01/38	2,438,783	2,660,356
Pool #966779, 5.50%, 2/01/38	1,351,247	1,474,014
Pool #968302, 5.50%, 2/01/38	13,050,428	14,236,113
Pool #968328, 5.50%, 2/01/38	5,116,352	5,581,194
Pool #969008, 5.50%, 2/01/38	2,072,418	2,260,705
Pool #969397, 5.50%, 2/01/38	113,248	123,537
Pool #969700, 5.50%, 2/01/38	6,070,326	6,621,841
Pool #972203, 5.50%, 2/01/38	1,187,344	1,295,219
Pool #257123, 5.50%, 3/01/38	2,332,561	2,544,483
Pool #933721, 5.50%, 3/01/38	21,888,297	23,876,940
Pool #953613, 5.50%, 3/01/38	3,267,258	3,564,102
Pool #956868, 5.50%, 3/01/38	1,508,008	1,645,017
Pool #962281, 5.50%, 3/01/38	31,774,472	34,661,314

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Pool #962304, 5.50%, 3/01/38	$21,021,727	$22,931,639
Pool #962344, 5.50%, 3/01/38	28,695,192	31,302,270
Pool #965756, 5.50%, 3/01/38	4,489,997	4,897,932
Pool #972385, 5.50%, 3/01/38	6,800,706	7,418,579
Pool #973028, 5.50%, 3/01/38	3,332,125	3,634,862
Pool #975198, 5.50%, 3/01/38	4,309,579	4,701,122
Pool #975202, 5.50%, 3/01/38	2,135,309	2,329,310
Pool #257161, 5.50%, 4/01/38	11,490,794	12,534,780
Pool #962441, 5.50%, 4/01/38	7,306,716	7,970,561
Pool #976379, 5.50%, 4/01/38	9,317,302	10,163,818
Pool #984745, 5.50%, 6/01/38	4,035,504	4,402,146
Pool #986013, 5.50%, 6/01/38	12,207,655	13,316,772
Pool #986519, 5.50%, 6/01/38	7,091,872	7,736,198
Pool #964380, 5.50%, 7/01/38	2,495,233	2,721,935
Pool #970025, 5.50%, 7/01/38	5,156,881	5,625,405
Pool #981517, 5.50%, 7/01/38	5,860,701	6,449,945
Pool #981723, 5.50%, 7/01/38	5,215,738	5,689,609
Pool #981872, 5.50%, 7/01/38	5,498,659	5,998,235
Pool #982199, 5.50%, 7/01/38	8,376,012	9,137,008
Pool #982664, 5.50%, 7/01/38	6,804,257	7,422,452
Pool #983334, 5.50%, 7/01/38	15,223,077	16,606,157
Pool #985704, 5.50%, 7/01/38	6,162,004	6,721,848
Pool #986043, 5.50%, 7/01/38	7,630,697	8,323,978
Pool #986656, 5.50%, 7/01/38	28,303,030	30,874,478
Pool #986657, 5.50%, 7/01/38	4,543,314	4,956,093
Pool #986686, 5.50%, 7/01/38	4,854,295	5,295,328
Pool #986734, 5.50%, 7/01/38	2,576,242	2,810,304
Pool #257306, 5.50%, 8/01/38	9,184,221	10,018,646
Pool #964528, 5.50%, 8/01/38	12,912,627	14,085,793
Total Residential Mortgage-Backed Securities-Agency (Cost $625,877,700)		697,104,195

RESIDENTIAL MORTGAGE-BACKED SECURITIES-20.2%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.18%, 4/25/35 (b)	10,839,173	10,445,679
Banc of America Funding Corp.
Series 2005-8, Class 1A1
5.50%, 1/25/36	5,361,078	5,322,049
Series 2005-G, Class A1
5.06%, 10/20/35 (b)	12,728,702	12,115,930
Series 2006-D, Class 5A1
5.64%, 5/20/36 (b)	17,452,289	14,682,715
Series 2007-D, Class 3A1
5.50%, 6/20/37 (b)	6,704,787	5,845,079
Banc of America Mortgage Securities, Inc.
Series 2003-I, Class 2A6
2.79%, 10/25/33 (b)	7,390,159	7,047,700
Series 2004-7, Class 2A3
5.75%, 8/25/34	6,811,949	6,894,292
Series 2004-C, Class 2A1
3.13%, 4/25/34 (b)	16,123,660	15,729,307
Series 2004-D, Class 2A8
3.12%, 5/25/34 (b)	21,081,753	19,259,636

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2004-E, Class 2A6
3.11%, 6/25/34 (b)	$6,529,446	$6,166,552
Series 2004-L, Class 3A1
2.94%, 1/25/35 (b)	9,995,480	9,565,504
Series 2005-G, Class 4A3
5.19%, 8/25/35 (b)	10,967,798	10,568,011
Series 2005-H, Class 3A1
5.01%, 9/25/35 (b)	43,621,616	38,752,222
Series 2005-H, Class 4A2
5.06%, 9/25/35 (b)	9,075,291	8,720,874
Series 2005-J, Class 4A1
5.19%, 11/25/35 (b)	23,579,285	20,479,812
Series 2005-L, Class 4A1
5.45%, 1/25/36 (b)	47,370,622	43,862,259
Series 2006-A, Class 4A1
5.65%, 2/25/36 (b)	8,849,219	8,661,005
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
2.88%, 2/25/34 (b)	2,067,891	1,977,202
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.88%, 2/25/37 (b)	10,967,543	10,647,565
Citicorp Mortgage Securities, Inc.
Series 2005-5, Class 3A1
5.00%, 8/25/35	5,976,850	6,017,367
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.33%, 8/25/35 (b)	20,978,271	19,926,609
Series 2007-AR4, Class 1A1A
5.78%, 3/25/37 (b)	21,532,380	18,762,799
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	43,083,277	45,116,420
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.64%, 5/25/33 (b)	3,486,278	3,296,789
Series 2003-42, Class 2A4
2.67%, 10/25/33 (b)	13,708,956	12,018,683
Series 2003-56, Class 2A5
2.72%, 12/25/33 (b)	19,179,514	18,113,497
Series 2005-5, Class A6
5.50%, 3/25/35	3,873,100	3,881,136
Series 2005-14, Class A2
5.50%, 7/25/35	6,525,022	6,121,182
Series 2007-1, Class A2
6.00%, 3/25/37	15,875,505	13,695,322
Series 2007-1, Class A4
6.00%, 3/25/37	12,215,358	9,977,345

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
2.49%, 4/25/36 (b)(c)	$48,971,792	$48,242,357
Series 2009-4R, Class 2A1
5.75%, 4/25/36 (b)(c)	122,239,723	124,144,707
Series 2009-5R, Class 1A1
5.97%, 7/26/49 (b)(c)	146,954,192	147,745,539
Series 2009-5R, Class 2A1
6.06%, 7/26/49 (b)(c)	76,349,849	74,263,742
Series 2011-7R, Class A1
1.49%, 8/28/47 (b)(c)	35,072,898	34,461,409
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	3,199,753	3,185,338
Series 2005-5, Class 1A4
5.50%, 10/25/35	5,646,285	5,691,834
Series 2005-AR3, Class 3A1
3.82%, 8/25/35 (b)	6,386,484	5,434,981
Series 2006-4, Class 1A15
6.00%, 2/25/37	6,447,932	6,091,838
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.29%, 3/25/37 (b)	20,378,856	14,589,977
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.02%, 5/21/36 (b)(c)	5,856,981	6,016,391
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.65%, 10/25/33 (b)	4,987,954	4,987,759
Series 2004-A3, Class 3A3
4.87%, 7/25/34 (b)	13,402,100	12,694,013
Series 2004-A4, Class 2A2
2.54%, 9/25/34 (b)	4,658,926	4,557,739
Series 2004-S1, Class 1A7
5.00%, 9/25/34	9,668,787	9,953,900
Series 2005-A1, Class 1A1
5.19%, 2/25/35 (b)	13,127,150	12,923,548
Series 2005-A3, Class 6A2
3.03%, 6/25/35 (b)	15,712,960	12,782,100
Series 2005-A5, Class TA1
5.42%, 8/25/35 (b)	57,849,164	56,965,055
Series 2005-S2, Class 2A2
5.25%, 9/25/35	2,953,768	2,956,341
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21(c)	14,079,878	14,293,470
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	46,583,490	45,344,276

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.47%, 10/25/33 (b)	$20,357,707	$19,861,671
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.82%, 4/15/26 (b)	37,675,407	36,234,662
Series MLCC, 2004-A1, Class 2A2
2.69%, 2/25/34 (b)	11,177,914	10,764,242
Series MLCC, 2006-2, Class 4A
5.54%, 5/25/36 (b)	8,145,847	7,978,613
Series MLCC, 2007-1, Class 3A
5.47%, 1/25/37 (b)	8,671,557	7,430,960
Series MLCC, 2007-1, Class 4A3
5.69%, 1/25/37 (b)	13,909,647	13,980,934
Morgan Stanley Re-REMIC Trust
Series 2010-R9, Class 3A
3.25%, 11/26/36(c)	57,882,436	57,806,089
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	19,298,231	20,226,784
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	14,658,760	14,692,813
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	2,471,364	2,395,271
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.08%, 1/26/36 (b)(c)	308,333,384	309,021,275
Sequoia Mortgage Trust
Series 2004-5, Class A1
2.16%, 6/20/34 (b)	9,362,541	8,279,539
Series 2004-6, Class A1
2.17%, 7/20/34 (b)	9,732,944	9,270,259
Series 2007-1, Class 5A1
5.30%, 10/20/46 (b)	25,881,711	21,734,918
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.92%, 4/25/43 (b)	10,355,178	9,899,882
Series 2003-3, Class A4
3.67%, 6/25/43 (b)	12,590,035	12,683,819
Series 2003-4, Class A1
0.88%, 9/25/43 (b)	9,417,110	9,027,430
Series 2004-1, Class I2A
1.14%, 3/25/44 (b)	994,092	889,275
Series 2004-4, Class 1A
0.53%, 12/25/44 (b)	3,399,333	3,205,150
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.31%, 5/25/37 (b)	10,158,012	8,963,339

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE, Class 3A1
2.91%, 12/25/34 (b)	$3,035,848	$3,076,271
Series 2004-EE, Class 3A2
2.91%, 12/25/34 (b)	7,106,774	7,239,323
Series 2004-K, Class 1A2
2.62%, 7/25/34 (b)	5,958,754	5,956,341
Series 2004-P, Class 2A1
2.66%, 9/25/34 (b)	4,680,497	4,667,387
Series 2004-Q, Class 1A3
2.62%, 9/25/34 (b)	1,878,371	1,873,711
Series 2004-R, Class 2A1
2.62%, 9/25/34 (b)	8,069,703	8,067,242
Series 2005-AR6, Class A1
5.02%, 4/25/35 (b)	13,928,365	13,857,303
Series 2005-AR16, Class 6A3
2.66%, 10/25/35 (b)	47,273,628	44,560,500
Series 2006-2, Class 1A1
5.00%, 3/25/36	5,706,494	5,419,355
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	16,438,854
Series 2006-2, Class 3A1
5.75%, 3/25/36	20,076,985	19,273,645
Series 2006-11, Class A8
6.00%, 9/25/36	21,805,438	20,309,040
Series 2006-14, Class A1
6.00%, 10/25/36	14,403,452	13,098,729
Series 2006-AR4, Class 2A4
5.61%, 4/25/36 (b)	37,825,132	35,557,856
Series 2006-AR11, Class A1
5.11%, 8/25/36 (b)	9,421,929	8,034,823
Series 2006-AR17, Class A2
2.61%, 10/25/36 (b)	7,937,768	5,989,284
Series 2007-1, Class A4
5.75%, 2/25/37	3,903,164	3,823,504
Series 2007-6, Class A6
6.00%, 5/25/37	24,270,820	20,701,893
Series 2007-7, Class A1
6.00%, 6/25/37	22,917,916	20,839,261
Series 2007-13, Class A7
6.00%, 9/25/37	15,701,779	14,367,034
Series 2007-14, Class 1A1
6.00%, 10/25/37	25,896,462	24,693,779
Series 2007-14, Class 2A1
5.50%, 10/25/22	7,717,739	8,001,149
Series 2007-16, Class 1A1
6.00%, 12/28/37	35,498,372	36,506,100
Total Residential Mortgage-Backed Securities (Cost $1,874,005,028)		1,987,696,165

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERICAL MORTGAGE-BACKED SECURITIES-34.4%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.92%, 5/10/45 (b)	$27,695,000	$31,393,501
Series 2006-2, Class AM
5.95%, 5/10/45 (b)	2,710,000	2,880,836
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	33,318,437
Series 2006-3, Class AM
6.05%, 7/10/44 (b)	2,495,000	2,362,670
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,721,452
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	17,109,318
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.90%, 9/11/38 (b)	5,000,000	5,665,000
Series 2006-PW12, Class AJ
5.94%, 9/11/38 (b)	2,600,000	2,107,105
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,452,740
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	3,889,300
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	54,881,154
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	9,427,613
Series 2007-PW16, Class A4
5.91%, 6/11/40 (b)	103,572,000	117,156,814
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	22,763,640
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	8,575,590
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	61,960,359
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.89%, 12/10/49 (b)	75,000,000	85,732,500
Series 2008-C7, Class A4
6.28%, 12/10/49 (b)	77,612,805	88,935,892
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.48%, 1/15/46 (b)	20,000,000	22,106,280
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	16,287,212
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	87,516,015
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	6,358,955
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,644,487

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.94%, 6/10/46 (b)	$34,500,000	$38,581,350
Series 2007-C9, Class A4
6.01%, 12/10/49 (b)	128,891,353	148,244,647
Credit Suisse Commerical Mortgage Trust
Series 2006-C2, Class A3
5.85%, 3/15/39 (b)	2,200,000	2,405,207
Series 2006-C3, Class A3
6.01%, 6/15/38 (b)	12,500,000	14,046,225
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	11,017,900
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	12,793,638
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	13,540,413
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	3,092,236
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	183,842,760
Series 2007-C3, Class A4
6.01%, 5/15/46 (b)	157,295,000	173,887,892
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.98%, 8/10/45 (b)	57,000,000	62,216,754
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.07%, 7/10/38 (b)	102,660,000	115,849,038
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	56,888,423
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	27,284,425
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	12,500,000	13,782,113
Series 2006-CB14, Class AJ
5.68%, 12/12/44 (b)	10,000,000	6,534,220
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,433,395
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	125,501,229
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	4,983,400
Series 2006-LDP7, Class A4
6.06%, 4/15/45 (b)	19,968,000	22,663,980
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,777,702

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-LDP9, Class A3
5.34%, 5/15/47	$14,530,000	$15,770,659
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	55,939,750
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	117,545,208
Series 2007-CB19, Class A4
5.92%, 2/12/49 (b)	14,815,000	16,636,223
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	57,308,850
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	15,467,045
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,412,993
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,331,960
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	42,142,163
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	11,765,708
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	19,804,724
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	209,719,291
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	13,177,628
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	9,883,160
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	56,324,245
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	37,953,471
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	51,764,969
Series 2007-8, Class A3
6.16%, 8/12/49 (b)	131,633,000	144,620,701
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	39,326,088
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	79,099,499
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,806,194

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	$16,000,000	$18,150,768
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	26,382,362
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	4,875,530
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	50,741,044
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	116,103,839
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	23,464,575
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	48,211,219
Series 2007-IQ15, Class A4
6.08%, 6/11/49 (b)	14,875,000	16,715,752
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	99,558,380
Series 2007-IQ16, Class AM
6.31%, 12/12/49 (b)	12,750,000	13,154,953
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	121,042,225
Series 2008-T29, Class A4
6.46%, 1/11/43 (b)	50,000,000	59,766,800
Nuco
Series 2011-1 Senior Notes, Class A-1
5.70%, 9/25/41	20,000,000	19,850,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	20,219,900
Total Commercial Mortgage-Backed Securities (Cost $2,776,468,215)		3,391,651,693

AUTO LEASE-BACKED SECURITIES-1.1%
Hertz Vehicle Financing LLC
Series 2011-1A, Class A1
2.20%, 3/25/16(c)	90,000,000	91,655,856
Series 2011-1A, Class B1
4.17%, 3/25/16(c)	5,000,000	5,213,416
Series 2011-1A, Class B2
4.96%, 3/25/18(c)	7,000,000	7,608,789
Total Auto Lease-Backed Securities (Cost $101,996,409)		104,478,061

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CREDIT CARD-BACKED SECURITIES-4.4%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.41%, 2/17/15 (b)	$520,000	$519,880
Series 2007-8, Class B
0.94%, 5/15/15 (b)	5,000,000	5,006,651
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.28%, 12/15/16 (b)	8,000,000	7,982,850
Series 2006-A14, Class A14
0.30%, 4/15/16 (b)	50,000,000	49,987,710
Series 2006-C5, Class C5
0.64%, 1/15/16 (b)	20,355,000	20,269,375
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	17,612,126
Series 2007-A6, Class A6
0.30%, 9/15/16 (b)	2,400,000	2,397,160
Bank One Issuance Trust
Series 2003-A8, Class A8
0.49%, 5/16/16 (b)	25,000,000	25,091,260
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.29%, 12/15/16 (b)	5,500,000	5,411,918
Series 2006-A12, Class A
0.30%, 7/15/16 (b)	9,194,000	9,183,158
Series 2007-A1, Class A1
0.29%, 11/15/19 (b)	46,511,000	45,701,555
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	43,360,235
Chase Issuance Trust
Series 2005-A6, Class A6
0.31%, 7/15/14 (b)	31,560,000	31,562,820
Series 2007-A9, Class A9
0.27%, 6/16/14 (b)	35,000,000	35,000,438
Series 2007-B1, Class B1
0.49%, 4/15/19 (b)	40,645,000	40,183,788
Series 2007-C1, Class C1
0.70%, 4/15/19 (b)	1,000,000	972,544
Series 2008-A13, Class A13
1.97%, 9/15/15 (b)	10,900,000	11,112,482
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	25,051,590
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,651,884
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	36,188,548
Series 2008-A2, Class A2
1.39%, 1/23/20 (b)	6,965,000	7,303,629
Total Credit Card-Backed Securities (Cost $372,593,771)		436,551,601

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
STUDENT LOAN-BACKED SECURITIES-2.2%
Panhandle-Plains Higher Education Authority
Series 2011-1, Class A1
0.97%, 10/01/18 (b)	$21,142,966	$21,106,594
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
1.02%, 12/16/30 (b)	28,304,095	25,940,134
Series 2003-A, Class A2
0.91%, 9/15/20 (b)	16,441,191	15,865,725
Series 2003-B, Class A2
0.87%, 3/15/22 (b)	35,006,898	33,766,376
Series 2003-C, Class A2
0.86%, 9/15/20 (b)	33,199,460	31,133,999
Series 2010-C, Class A1
1.89%, 12/15/17 (b)(c)	56,437,356	56,575,119
Series 2011-A, Class A1
1.24%, 10/15/24 (b)(c)	33,751,255	33,722,344
Total Student Loan-Backed Securities (Cost $218,144,767)		218,110,291

OTHER ASSET-BACKED SECURITY-0.4%
Sonic Capital, LLC
Series 2011-1A, Class A2
5.44%, 5/20/41(c)
(Cost $36,860,000)	36,860,000	38,524,627

CORPORATE BONDS-25.7%
AGRICULTURE-0.1%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	4,000,000	5,090,408

AUTO PARTS & EQUIPMENT-0.1%
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,649,515

BANKS-12.5%
Bank of America Corp.
1.89%, 1/30/14 (b)	75,000,000	73,818,525
7.38%, 5/15/14	65,000,000	70,131,036
2.02%, 7/11/14 (b)	110,000,000	108,076,321
3.75%, 7/12/16	76,000,000	75,143,708
6.50%, 8/01/16	76,881,000	83,249,361
6.00%, 9/01/17	30,000,000	31,832,820
5.75%, 12/01/17	40,000,000	41,618,800
7.63%, 6/01/19	50,000,000	57,154,750
BB&T Capital Trust IV
6.82%, 6/12/57 (b)	21,200,000	21,306,000
Capital One Capital VI
8.88%, 5/15/40	11,711,000	11,942,409
Capital One Financial Corp.
6.15%, 9/01/16	10,000,000	11,198,010

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
BANKS (continued)
Citigroup, Inc.
6.00%, 12/13/13	$10,000,000	$10,500,170
1.40%, 4/01/14 (b)	30,285,000	29,689,779
4.75%, 5/19/15	15,000,000	15,628,545
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,844,835
First Horizon National Corp.
5.38%, 12/15/15	19,156,000	20,337,408
Fulton Financial Corp.
5.75%, 5/01/17	6,000,000	6,315,786
The Goldman Sachs Group, Inc.
1.47%, 2/07/14 (b)	130,000,000	126,822,539
Huntington Bancshares, Inc.
7.00%, 12/15/20	5,000,000	5,904,295
JPMorgan Chase & Co.
1.22%, 5/02/14 (b)	31,050,000	30,890,620
3.15%, 7/05/16	25,000,000	25,490,125
6.00%, 1/15/18	6,214,000	6,975,401
6.80%, 10/01/37	6,497,000	6,513,892
JPMorgan Chase Capital XVIII
6.95%, 8/17/36	5,000,000	5,037,500
KeyCorp
6.50%, 5/14/13	5,000,000	5,250,386
Morgan Stanley
1.45%, 4/29/13 (b)	40,000,000	39,301,640
2.97%, 5/14/13 (b)	40,000,000	39,819,480
2.07%, 1/24/14 (b)	135,000,000	129,931,964
2.88%, 7/28/14	12,000,000	11,660,568
5.38%, 10/15/15	10,000,000	9,961,080
Regions Financial Corp.
0.64%, 6/26/12 (b)	10,000,000	9,995,818
5.75%, 6/15/15	5,000,000	5,250,000
Silicon Valley Bank
6.05%, 6/01/17	5,170,000	5,694,098
Union Bank NA
1.42%, 6/06/14 (b)	85,000,000	84,731,910
Webster Bank NA
5.88%, 1/15/13	10,915,000	11,075,494
		1,234,095,073
BUILDING MATERIALS-0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,270,450
6.13%, 10/03/16	5,000,000	5,342,250
		10,612,700
COMMERCIAL SERVICES & SUPPLIES-0.1%
Chicago Parking Meters LLC
5.49%, 12/30/20(c)	12,000,000	12,853,745

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
COMPUTERS-0.1%
International Business Machines Corp.
7.63%, 10/15/18	$5,000,000	$6,661,335

DIVERSIFIED FINANCIAL SERVICES-5.1%
American Express Co.
7.25%, 5/20/14	45,000,000	49,858,156
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	24,946,400
7.52%, 6/01/66 (b)	3,460,000	3,652,307
Bear Stearns Cos., Inc.
6.95%, 8/10/12	38,000,000	38,434,568
6.40%, 10/02/17	89,515,000	102,161,679
7.25%, 2/01/18	83,900,000	98,921,288
Cantor Fitzgerald, LP
7.88%, 10/15/19(c)	17,000,000	16,954,151
Capital One Capital III
7.69%, 8/15/36	26,330,000	26,593,300
Countrywide Financial Corp.
6.25%, 5/15/16	65,000,000	66,890,330
Janus Capital Group, Inc.
6.12%, 4/15/14	19,078,000	19,738,576
6.70%, 6/15/17	5,500,000	5,893,393
JPMorgan Chase Capital XXVII
7.00%, 11/01/39	5,000,000	5,004,390
KKR Group Finance Co.
6.38%, 9/29/20(c)	10,000,000	10,763,290
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	20,000,000	20,548,720
6.88%, 4/25/18	15,000,000	16,482,495
		506,843,043
ELECTRIC-0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	18,100,545

ENTERTAINMENT-0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,916,340

ENVIRONMENTAL CONTROL-0.0% (d)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,204,489

INSURANCE-4.9%
Alleghany Corp.
5.63%, 9/15/20	5,000,000	5,374,060
Allstate Corp.
6.13%, 5/15/37 (b)	14,001,000	13,248,446
Alterra USA Holdings Ltd.
7.20%, 4/14/17(c)	8,235,000	8,654,219

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
American Financial Group, Inc.
9.88%, 6/15/19	$12,000,000	$14,750,376
AON Corp.
8.21%, 1/01/27	60,160,000	71,941,915
Assurant, Inc.
5.63%, 2/15/14	9,042,000	9,486,613
Chubb Corp.
6.38%, 3/29/67 (b)	25,750,000	26,136,250
Commerce Group, Inc.
5.95%, 12/09/13	25,988,000	26,910,886
Fidelity National Financial, Inc.
6.60%, 5/15/17	1,651,000	1,761,678
Forethought Financial Group
8.63%, 4/15/21(c)	5,000,000	5,196,530
Genworth Financial, Inc.
7.20%, 2/15/21	7,000,000	6,708,415
7.63%, 9/24/21	3,000,000	2,911,377
Genworth Life Institutional Funding Trust
5.88%, 5/03/13(c)	15,000,000	15,271,770
Guardian Life Insurance Company of America
7.38%, 9/30/39(c)	10,000,000	13,086,980
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,723,613
Markel Corp.
6.80%, 2/15/13	5,000,000	5,122,125
Mutual of Omaha Insurance Co.
6.95%, 10/15/40(c)	10,000,000	11,563,680
National Life Insurance Co.
10.50%, 9/15/39(c)	3,000,000	4,035,147
The Navigators Group, Inc.
7.00%, 5/01/16	5,290,000	5,572,158
NLV Financial Corp.
7.50%, 8/15/33(c)	5,730,000	5,935,478
Penn Mutual Life Insurance Co.
7.63%, 6/15/40(c)	15,490,000	19,465,942
Progressive Corp.
6.70%, 6/15/37 (b)	20,415,000	21,282,638
Protective Life Corp.
7.38%, 10/15/19	10,000,000	11,560,050
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	5,123,878
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,398,272
8.88%, 6/15/38 (b)	29,778,000	35,435,820
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	11,391,120

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
Symetra Financial Corp.
6.13%, 4/01/16(c)	$1,800,000	$1,844,363
8.30%, 10/15/37 (b)(c)	33,730,000	32,718,100
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	32,313,000	33,767,085
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,313,085
Unum Group
7.13%, 9/30/16	1,000,000	1,147,539
7.19%, 2/01/28	5,000,000	5,461,375
Willis North America, Inc.
6.20%, 3/28/17	8,051,000	9,112,540
7.00%, 9/29/19	10,000,000	11,830,420
W.R. Berkley Corp.
5.88%, 2/15/13	5,739,000	5,842,813
7.38%, 9/15/19	10,000,000	11,910,130
		482,996,886
IRON / STEEL-0.1%
Commercial Metals Co.
7.35%, 8/15/18	8,500,000	8,670,000

LODGING-0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	11,671,950

MACHINERY - CONSTRUCTION & MINING-0.3%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	27,201,980

MEDIA-0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,642,272
5.70%, 5/15/18	5,000,000	5,872,605
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,824,560
		21,339,437
OFFICE / BUSINESS EQUIPMENT-0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	8,217,965

PACKAGING & CONTAINERS-0.1%
Sealed Air Corp.
5.63%, 7/15/13(c)	5,000,000	5,175,000
7.88%, 6/15/17	4,000,000	4,320,000
		9,495,000
PHARMACEUTICALS-0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,746,200

PIPELINES-0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,505,605

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
PIPELINES (continued)
Midcontinent Express Pipeline
6.70%, 9/15/19(c)	$9,700,000	$10,082,927
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	6,030,600
Rockies Express Pipeline
6.85%, 7/15/18(c)	5,000,000	4,850,000
5.63%, 4/15/20(c)	18,300,000	16,195,500
		43,664,632
RETAIL-0.9%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	19,969,120
CVS Pass-Through Trust
8.35%, 7/10/31(c)	18,975,081	25,057,354
Home Depot, Inc.
5.40%, 3/01/16	6,250,000	7,201,881
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	12,144,230
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	24,106,260
		88,478,845
TRANSPORTATION-0.1%
CSX Transportation, Inc.
8.38%, 10/15/14	4,197,391	4,764,500

Total Corporate Bonds (Cost $2,391,734,306)		2,532,274,588

MUNICIPAL BOND-0.5%
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.92%, 10/26/20 (b)
(Cost $46,883,114)	46,965,404	46,917,641

REAL ESTATE INVESTMENT TRUSTS-0.6%
AMB Property, LP
6.13%, 12/01/16	3,650,000	4,099,600
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	3,999,534
6.00%, 4/01/16	2,500,000	2,681,843
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,349,620
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,390,850
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,120,036
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	12,267,360
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,433,394
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,929,809
5.35%, 5/01/15	6,345,000	6,833,615
Total Real Estate Investment Trusts
(Cost $49,937,143)		55,105,661

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
TERM LOANS-0.7%
CHEMICALS-0.1%
Celanese Holdings, LLC, Tranche C, 3.22%, 10/31/16 (b)	$8,170,113	$8,165,006

COMMERCIAL SERVICES & SUPPLIES-0.2%
Aramark Corp., Extended Letter of Credit-3 Repo, 0.91%, 7/26/16 (b)	319,857	317,191
Aramark Corp., Letter of Credit-2 Repo, 0.09%, 7/26/16 (b)	576,165	570,043
Aramark Corp., Term Loan B Extended, 3.49%, 7/26/16 (b)	8,760,974	8,667,889
Aramark Corp., US Term Loan C, 3.49%-3.72%, 7/26/16 (b)	3,970,509	3,935,767
		13,490,890
DIVERSIFIED TELECOMMUNICATION SERVICES-0.0% (d)
Windstream Corp., Term Loan B-1, 1.74%-1.97%, 7/17/13 (b)	2,893,671	2,879,202

HEALTH CARE EQUIPMENT & SUPPLIES-0.4%
Biomet, Inc., Dollar Term Loan, 3.24%-3.47%, 3/25/15 (b)	19,288,070	18,829,979
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.84%, 3/31/13 (b)	2,614,684	2,609,781
Fresenius Medical Care Holdings, Inc., Tranche B Term Loan, 1.84%, 3/31/13 (b)	13,581,235	13,555,771
		34,995,531
HEALTH CARE PROVIDERS & SERVICES-0.0% (d)
HCA, Inc., Tranche B-3 Term Loan, 3.49%, 5/01/18 (b)	3,133,402	3,034,994

MEDIA-0.0% (d)
Catalina Marketing Corp., Initial Term Loan, 2.99%, 10/01/14 (b)	2,727,273	2,601,136
National CineMedia LLC, Term Loan, 1.98%, 2/13/15 (b)	620,690	617,005
		3,218,141
Total Term Loans
(Cost $62,833,577)		65,783,764

Total Long-Term Investments
(Cost $8,557,334,030)		9,574,198,287

	Shares
SHORT-TERM INVESTMENTS-4.1%
Money Market Funds-4.1%
Morgan Stanley Institutional Liquidity Funds- Prime Portfolio, 0.18% (e)	100,000,000	100,000,000
JPMorgan Prime Money Market Fund, 0.18% (e)	307,973,250	307,973,250
Total Money Market Funds
(Cost $407,973,250)		407,973,250

Total Short-Term Investments
(Cost $407,973,250)		407,973,250

Total Investments In Securities-101.4%
(Cost $8,965,307,280) (f)		9,982,171,537
Liabilities in excess of other assets-(1.4)%		(137,372,469)
Net Assets-100.0%		$9,844,799,068

Maturity dates represent the final maturity date for all securities.

(a) Fannie Mae remains in conservatorship since the Federal Housing Agency put it there on September 7, 2008.

(b) Floating rate security. Rate disclosed was in effect at May 31, 2012.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $1,314,115,726 or 13.3% of net assets.

The accompanying notes are an integral part of these financial statements.

(d) Less than 0.05%.

(e) Represents annualized 7-day yield at May 31, 2012.

(f) Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Aggregate gross unrealized appreciation	$1,065,846,599
Aggregate gross unrealized depreciation	(48,982,342)
Net unrealized appreciation	$1,016,864,257

The accompanying notes are an integral part of these financial statements.

At May 31, 2012, the Fund’s portfolio composition was as follows:

Percentage of
Net Assets
Commercial Mortgage-Backed Securities	34.4%
Corporate Bonds	25.7%
Residential Mortgage-Backed Securities	20.2%
Residential Mortgage-Backed Securities—Agency	7.1%
Credit Card-Backed Securities	4.4%
Short-Term Investments	4.1%
Student Loan-Backed Securities	2.2%
Auto Lease-Backed Securities	1.1%
Term Loans	0.7%
Real Estate Investment Trusts	0.6%
Municipal Bond	0.5%
Other Asset-Backed Security	0.4%
Total Investments	101.4%
Liabilities in excess of other assets	(1.4)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Investments in securities at value (cost $8,965,307,280)	$9,982,171,537
Cash	33,339
Interest receivable	57,359,527
Dividends receivable	136,795
Other assets	784,206
Total Assets	10,040,485,404

Liabilities:
Interest expense payable	1,054,131
Management fees payable	183,122
Other liabilities	249,083
Floating rate notes	194,200,000
Total Liabilities	195,686,336
Net Assets	$9,844,799,068

Components of Net Assets:
Paid-in capital	$8,823,945,913
Common shares ($1,000,000 par value per share)	5,000,000
Accumulated net realized loss on investments	(1,011,102)
Net unrealized appreciation on investments	1,016,864,257
Net Assets	$9,844,799,068

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Asset Value, Per Common Share	$1,968,959,813.60

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Operations

For the Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Interest	$299,113,221
Dividends	674,808
Total Investment Income	299,788,029

Expenses:
Interest expense (Note 5 and 6)	3,777,914
Management fees	1,084,597
Administration, accounting, transfer agent and custody fees	459,102
Professional fees	133,339
Compliance service fees	71,999
Treasurer service fees	58,377
Directors’ fees	36,000
Distribution fees	31,615
Miscellaneous	27,939
Total Expenses	5,680,882
Net Investment Income	294,107,147

Realized and Unrealized Gain:
Net realized gain on investments	1,812,842
Net change in unrealized appreciation/(depreciation) on investments	257,855,711
Net Realized and Unrealized Gain	259,668,553

Net Increase in Net Assets Resulting from Operations	$553,775,700

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	May 31, 2012	Ended
	(unaudited)	November 30, 2011
Operations:
Net investment income	$294,107,147	$644,146,547
Net realized gain/(loss) on investments	1,812,842	(2,823,944)
Net change in unrealized appreciation/(depreciation) on investments	257,855,711	(344,454,798)
Net increase in net assets resulting from operations	553,775,700	296,867,805

Distributions To Shareholder From:
Net investment income	(294,107,147)	(1,342,377,248)
Net realized gain	—	(531,035)
Return of capital (Note 7)	(605,892,853)	(1,157,091,717)
Total distributions to shareholder	(900,000,000)	(2,500,000,000)

Decrease in net assets	(346,224,300)	(2,203,132,195)

Net Assets:
Beginning of period	10,191,023,368	12,394,155,563

End of period	$9,844,799,068	$10,191,023,368

Undistributed net investment income	$—	$—
Common Shares:
Common shares outstanding, beginning of period	5	5
Common shares sold	—	—
Common shares outstanding, end of period	5	5

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Cash Flows

For the Six Months Ended May 31, 2012 (unaudited)

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$553,775,700
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchase of long-term investment securities	(2,469,237,202)
Proceeds from sale of long-term investment securities	3,062,805,450
Net sales of short-term investments	44,907,643
Net realized gain on investments	(1,812,842)
Net change in unrealized (appreciation)/depreciation on investments	(257,855,711)
Net amortization of premiums and accretion of discounts on debt instruments	(35,537,698)
(Increases)/decreases in operating assets:
Interest receivable	1,748,238
Dividends receivable	(105,688)
Other assets	1,287,240
Increases/(decreases) in operating liabilities:
Interest expense payable	91,048
Management fees payable	7,059
Other liabilities	(39,898)
Net cash provided by (used in) operating activities	900,033,339
Cash Flows from Financing Activities
Distributions paid to shareholder	(900,000,000)
Net cash used in financing activities	(900,000,000)
Net increase in cash	33,339

Cash at Beginning of Period	—
Cash at End of Period	$33,339

Supplemental disclosures of cash flow information
Cash paid during the period for interest	$2,376,411

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the ‘‘Fund’’) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

On May 17, 2012, the sole equity shareholder voted to cease being an investment company and the Board of Directors (“Directors”) approved a plan to de-register the Fund with the Securities and Exchange Commission (“SEC”). The Fund filed Form N-8F on July 9, 2012.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments – The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). The pricing services may value securities based on observable transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2012 (unaudited)

Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of May 31, 2012, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$697,104,195	$—	$697,104,195
Residential Mortgage-Backed Securities	—	1,987,696,165	—	1,987,696,165
Commercial Mortgage-Backed Securities	—	3,391,651,693	—	3,391,651,693
Auto Lease-Backed Security	—	104,478,061	—	104,478,061
Credit Card-Backed Securities	—	436,551,601	—	436,551,601
Student Loan-Backed Securities	—	218,110,291	—	218,110,291
Other Asset-Backed Security	—	38,524,627	—	38,524,627
Corporate Bonds	—	2,532,274,588	—	2,532,274,588
Municipal Bond	—	46,917,641	—	46,917,641
Real Estate Investment Trusts	—	55,105,661	—	55,105,661
Term Loans	—	65,783,764	—	65,783,764
Money Market Funds	407,973,250	—	—	407,973,250
Total Investments	$407,973,250	$9,574,198,287	$—	$9,982,171,537

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2012 (unaudited)

For the period ended May 31, 2012, there were no transfers between Levels 1 and 2. The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the period:

Commercial
Mortgage-Backed
Investments in Securities	Security*

Balance as of November 30, 2011	$19,599,910
Accrued Accretion / (Amortization)	2,530
Change in Unrealized Appreciation / (Depreciation)	247,560
Gross Purchases	—
Gross Sales/Paydowns	—
Realized Gain / (Loss)	—
Transfers In / (Out)	(19,850,000)
Balance as of May 31, 2012	$—

* Investment previously designated as Level 3 was fair valued in accordance with procedures established by the Fund’s valuation committee under the general supervision of the Board of Directors. As of May 31, 2012, this investment is valued using quotes or indications furnished by brokers and thus, categorized as Level 2.

As of May 31, 2012, the Fund had no fair valued securities.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Accounting for Investments and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined by the use of the specific identified cost method. Discounts are accreted and premiums are amortized using the effective interest method over the life of the respective securities and are included in interest income. Interest income is accrued daily. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally cease any additional interest income accrual and consider the realizability of interest accrued up to the date of default. Dividend income is recorded on the ex-dividend date.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2012 (unaudited)

Repurchase Agreements – A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Realization and/or retention of the collateral may be subject to legal proceedings.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund is subject to tax standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending December 31, 2009, 2010 and November 30, 2011 remain open to federal and state audit. As of May 31, 2012, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

On May 17, 2012, the Board approved a change to the Fund’s tax classification such that the Fund would no longer be subject to Subchapter M of the Internal Revenue Code. On May 31, 2012 the Fund filed Form 8832 (Entity Classification Election) and changed its classification for federal tax purposes from a corporation to an entity that is disregarded as separate from its single owner (“Disregarded Entity Status”) and thus ceased to be treated as a regulated investment company.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Directors at least annually. The Fund may pay capital gain distributions annually, if available.

3. Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Investment Adviser, subject to the oversight of the Fund’s Directors, is responsible for managing the Fund’s assets.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2012 (unaudited)

Pursuant to the Advisory Agreement, the Fund has agreed to pay the Investment Adviser a management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below.

Average Daily Value of Assets Under Management	Fee Rate
Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

For the six months ended May 31, 2012, the Investment Adviser earned fees from the Fund in the amount of $1,084,597.

4. Other Service Providers

The Bank of New York Mellon (“BNYMellon”) and related entities provide administration, accounting, custody, transfer agency and other services to the Fund. The Fund pays BNYMellon a bundled fee payable monthly in arrears at the annual rate equal to 0.0075% of the Fund’s net assets.

Effective January 3, 2012, Computershare Limited provides transfer agency services to the Fund in connection with the sale of BONY’s shareowner services unit.

Foreside Distribution Services, L.P. (the “Distributor”) provides distribution services to the Fund. The Distributor is not affiliated with the Investment Adviser, BNYMellon, or their affiliated companies.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides the Fund with a Principal Financial Officer/Treasurer. The Fees associated with this service are disclosed as Treasurer service fee in the Statement of Operations.

IM Compliance, LLC (“IM Compliance”) provides the Fund with a Chief Compliance Officer as well as certain additional compliance support functions.

Neither BNYMellon, Computershare Limited, the Distributor, FMS nor IM Compliance have a role in determining the investment policies or which securities are purchased or sold by the Fund.

In connection with the Directors’ responsibility for the overall management and supervision of the Fund’s affairs, the Directors meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance.

The Fund pays the compensation for its Directors who are not “interested persons,” as that term is defined in the 1940 Act, of the Fund (“Independent Directors”). Each Independent Director receives an annual retainer of $36,000 and is reimbursed by the Fund for travel and out-of-pocket expenses in connection with their attendance at meetings. Prior to February 9, 2011, the annual retainer fee was $30,000. The Directors who are interested persons of the Fund receive no compensation from the Fund.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2012 (unaudited)

5. Issuance of Floating Rate Notes

The Fund has received authorization from the Directors to offer, issue and sell Floating Rate Notes (“Notes”). On September 16, 2011, Notes with principal amount of $194,200,000 were issued with a maturity date of September 14, 2012. The outstanding principal balance of the Notes bears an interest rate of the U.S. dollar three-month LIBOR plus 2.00% per annum. At May 31, 2012, the rate in effect for the Notes was 2.47355%. During the six months ended May 31, 2012, the interest rates of the Notes ranged from 2.34911% to 2.54350%, and the Fund incurred interest expense of $2,467,459.

Wells Fargo has guaranteed to pay to the Fund, for the exclusive benefit of the holders of the outstanding Notes, to the fullest extent permitted by law, an amount of cash (“Guarantee Payment”) equal to all principal and interest payable by the Fund under the outstanding Notes to the holders of the Notes on their due date, for payment in accordance with the terms of the outstanding Notes. The Guarantee Payment will be paid to the Fund if the Fund has insufficient funds available to meet its payment obligations for any principal of or interest on an outstanding Note when due and owing in accordance with the terms thereof.

On May 17, 2012, the Board approved the redemption of the Notes due September 14, 2012 in the aggregate principal amount of $194,200,000. The Fund filed a Rule 23c-2 notice on June 4, 2012 with the SEC to inform of the plan to redeem the Notes. The Fund redeemed the Notes on July 6, 2012.

6. Placement Agency Agreement

The Fund entered into placement agency agreements with Barclays Bank PLC in connection with the offering, issuance and private sale of the Notes. In accordance with these placement agency agreements, the Fund paid Barclays Bank PLC $2,500,000 per each issuance of the Notes. These payments were capitalized and amortized through the maturity of each of the Notes and the amounts are classified within interest expense on the Statement of Operations. The unamortized balance is included on the Statement of Assets and Liabilities under other assets.

7. Federal Income Tax

At November 30, 2011, the components of distributable earnings on tax-basis were as follows:

Capital Loss	Net Unrealized	Unrealized	Unrealized	Total
Carryforwards	Appreciation on	Appreciation on	Depreciation on	Accumulated
and Deferrals	Investments	Investments	Investments	Earnings
$(2,823,944)	$759,008,546	$901,345,978	$(142,337,432)	$756,184,602

At November 30, 2011, the cost of investments for Federal income tax purposes was $ 9,566,432,631.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2012 (unaudited)

limited under the Internal Revenue Code and related regulations based on the results of future transactions. The capital loss carryforward as of November 30, 2011, was $ 2,642,463.

Distributions to Shareholders

The Fund distributed $900,000,000 on May 23, 2012. Distributions of $1,342,377,248, $531,035 and $1,157,091,717 paid during the fiscal year ended November 30, 2011 were characterized as ordinary income, long-term capital gain and return of capital, respectively.

8. Security Transactions

The cost of purchases and proceeds from sales of securities for the six months ended May 31, 2012, excluding U.S. Government and short-term investments, were $2,469,237,202 and $2,923,762,168, respectively. The cost of purchases and proceeds from sales of U.S. Government securities for the six months ended May 31, 2012 were $0 and $139,043,282, respectively.

9. Capital Stock

During the six months ended May 31, 2012, there were no capital share transactions.

10. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2012 (unaudited)

11. Subsequent Event

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available. Management has determined that there are no material events, that would require disclosure in the Fund’s financial statements.

The Thirty-Eight Hundred Fund, LLC

Financial Highlights

These financial highlights reflect selected data for a common share outstanding throughout each period.

	For the Six Months					For the Period
	Ended		For the Year	For the Year	For the Year	January 1, 2008
	May 31, 2012		Ended	Ended	Ended	through
	(unaudited)		November 30, 2011	November 30, 2010	November 30, 2009	November 30, 2008

Net Asset Value, beginning of period	$2,038,204,673.60		$2,478,831,112.60	$2,205,453,660.00	$1,696,797,814.80	$38,391,405.40

Income from Investment Operations :
Net investment income(a)	58,821,429.40		128,829,309.40	153,090,083.00	146,514,221.20	76,617,181.60
Net realized and unrealized gain/(loss) on investments	51,933,710.60		(69,455,748.40)	123,086,884.60	293,947,463.80	(178,205,659.40)
Total from investment operations	110,755,140.00		59,373,561.00	276,176,967.60	440,461,685.00	(101,588,477.80)

Distributions paid to shareholder:
Net investment income	(58,821,429.40)		(268,475,449.60)	(2,298,005.80)	(234,673,289.60)	—
Net realized gain	—		(106,207.00)	(501,509.20)	(17,132,550.20)	—
Return of capital	(121,178,570.60)		(231,418,343.40)	—	—	(5,112.80)
Total distributions paid to shareholder	(180,000,000.00)		(500,000,000.00)	(2,799,515.00)	(251,805,839.80)	(5,112.80)

Effect of contributed additional paid-in capital	—		—	—	320,000,000.00	1,760,000,000.00

Net Asset Value, end of period	$1,968,959,813.60		$2,038,204,673.60	$2,478,831,112.60	$2,205,453,660.00	$1,696,797,814.80

Net assets, end of period (000’s omitted)	$9,844,799		$10,191,023	$12,394,156	$11,027,268	$8,483,989

Ratio of net investment income to average net assets	5.60	%(f)	5.72%	6.49%	7.47%	5.61	%(b)(f)

Ratio of expenses to average net assets	0.11	%(f)	0.11%	0.10%	0.13%	0.11	%(b)(f)

Total Return(c)	5.45	%(e)	2.52%	12.53%	25.98%	(264.63	)%(b)(e)
Internal Rate of Return(d)	5.60	%(e)	2.69%	12.53%	24.99%	(7.48	)%(b)

Portfolio Turnover Rate	25	%(e)	19%	14%	24%	75	%(e)

(a)              Calculated based on average shares outstanding during the period.

(b)             Calculated for the period February 14, 2008 (commencement of investment operations) through November 30, 2008.

(c)              The Fund’s total return calculation excludes the effects of the additional paid-in capital contributions from the Fund’s ending net asset value per share.

(d)             The Internal Rate of Return (“IRR”) is computed based on the net asset value at the beginning of the period, the actual dates of all cash inflows (capital contributions) and outflows (cash distributions) during the period, and the ending net asset value at the end of the period.

(e)              Not annualized.

(f)                Annualized.

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited)

May 31, 2012

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting records for the prior twelve-month period ended June 30 are available, without charge and upon request, by calling collect at (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters of each fiscal year on Form N-Q. Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications of the Registrant’s Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Act, and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	August 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	August 6, 2012

By:	/s/ Brent C. Arvidson

Name:	Brent C. Arvidson

Title:	Treasurer and Chief Financial Officer

Date:	August 6, 2012